VIA EDGAR

August 10, 2005

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   Matthews International Funds (the "Registrant")
      File Nos. 33-78960 and 811-08510

To the Staff of the Commission:

      Please accept for filing Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), and Amendment No. 29 to such Registration Statement under the Investment Company Act of 1940, as amended (the "Amendment"). The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the 1933 Act to register for sale shares of the newly-created Matthews India Fund.

      Kindly direct any questions concerning this filing to the undersigned personally at (415) 856-7086.

                                     Sincerely yours,


                                     /s/ Nicole Gerrard
                                     -------------------------------------
                                     Nicole Gerrard
                                     Paul, Hastings, Janofsky & Walker LLP
                                     55 Second Street
                                     San Francisco, California 94105